T. ROWE PRICE International Disciplined Equity Fund
July 31, 2024 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.5%
Common Stocks 1.5%
BHP Group (GBP)  181,750 5,018
Total Australia (Cost $3,866) 5,018
BELGIUM 1.8%
Common Stocks 1.8%
Groupe Bruxelles Lambert  82,630 6,167
Total Belgium (Cost $6,379) 6,167
CANADA 4.0%
Common Stocks 4.0%
Allied Properties Real Estate Investment Trust (1) 324,636 3,891
Exchange Income (1) 148,091 5,212
Power Corp. of Canada  149,387 4,324
Total Canada (Cost $12,909) 13,427
FINLAND 2.0%
Common Stocks 2.0%
Fortum  259,858 3,996
Sampo, Class A  57,517 2,521
Total Finland (Cost $5,795) 6,517
FRANCE 9.3%
Common Stocks 9.3%
Airbus  44,208 6,690
EssilorLuxottica  10,176 2,329
Euronext  46,189 4,670
Sanofi  52,723 5,435
Schneider Electric  12,195 2,939
TotalEnergies  63,727 4,300
Wendel  52,988 5,077
Total France (Cost $24,731) 31,440

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 8.3%
Common Stocks 5.6%
BASF  72,812 3,390
Continental  74,226 4,550
Infineon Technologies  145,054 5,039
Siemens  32,207 5,897
18,876
Preferred Stocks 2.7%
Henkel  47,407 4,056
Volkswagen  44,983 5,020
9,076
Total Germany (Cost $26,085) 27,952
HONG KONG 3.2%
Common Stocks 3.2%
AIA Group  765,600 5,121
Jardine Matheson Holdings (USD)  162,400 5,721
Total Hong Kong (Cost $12,315) 10,842
ITALY 0.9%
Common Stocks 0.9%
Tamburi Investment Partners  300,541 3,030
Total Italy (Cost $3,051) 3,030
JAPAN 19.2%
Common Stocks 19.2%
Hamamatsu Photonics  226,600 6,526
Hoshizaki  179,600 5,656
Hoya  26,600 3,333
Mitsubishi Electric  199,400 3,322
Nippon Sanso Holdings  143,100 4,677
Nippon Telegraph & Telephone  5,369,200 5,722
Olympus  238,800 4,123
Omron  106,100 3,935
Otsuka Holdings  55,900 2,849
Shimadzu  208,100 6,138
Shimano  25,400 4,506

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Sony Group  54,400 4,832
Suntory Beverage & Food (1) 153,000 5,495
Tokyo Electron  17,500 3,662
Total Japan (Cost $56,710) 64,776
LUXEMBOURG 0.8%
Common Stocks 0.8%
CVC Capital Partners (2) 147,680 2,776
Total Luxembourg (Cost $2,511) 2,776
NETHERLANDS 8.9%
Common Stocks 8.9%
ASML Holding  6,779 6,313
DSM-Firmenich  5,372 686
EXOR  46,144 4,730
HAL Trust  42,822 5,290
Heineken  60,277 5,349
ING Groep (1) 212,903 3,864
Koninklijke Philips (2) 136,902 3,846
Total Netherlands (Cost $22,343) 30,078
NORWAY 0.9%
Common Stocks 0.9%
Storebrand  305,780 3,069
Total Norway (Cost $2,436) 3,069
PHILIPPINES 1.7%
Common Stocks 1.7%
Ayala  559,740 5,630
Total Philippines (Cost $6,907) 5,630
SPAIN 3.8%
Common Stocks 3.8%
Amadeus IT Group  79,710 5,250
Cellnex Telecom  150,282 5,241

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
Iberdrola  177,126 2,340
Total Spain (Cost $11,161) 12,831
SWEDEN 5.6%
Common Stocks 5.6%
Industrivarden, Class C  138,486 4,694
Investor, Class B  165,663 4,703
Kinnevik, Class B  548,681 4,601
L E Lundbergforetagen, Class B  94,598 4,782
Total Sweden (Cost $14,701) 18,780
SWITZERLAND 7.6%
Common Stocks 7.6%
Barry Callebaut  2,522 4,058
Cie Financiere Richemont, Class A  33,552 5,118
Nestle  64,027 6,485
Novartis  41,162 4,595
Roche Holding  16,398 5,309
Total Switzerland (Cost $21,663) 25,565
UNITED KINGDOM 15.4%
Common Stocks 15.4%
Anglo American  160,770 4,874
BP  952,772 5,632
GSK  200,619 3,896
Hiscox  244,929 4,000
Mondi  211,378 4,133
National Grid  331,421 4,205
Reckitt Benckiser Group  40,459 2,176
Shell  137,020 4,996
Smith & Nephew  272,843 3,932
Smiths Group  227,521 5,226
Standard Chartered  501,800 4,957
Unilever (EUR)  65,594 4,019
Total United Kingdom (Cost $45,419) 52,046

T. ROWE PRICE International Disciplined Equity Fund

Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.0%
Money Market Funds 4.0%
T. Rowe Price Government Reserve Fund, 5.36% (3)(4) 13,641,375 13,641
Total Short-Term Investments (Cost $13,641) 13,641
SECURITIES LENDING COLLATERAL 3.8%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 3.8%
Money Market Funds 3.8%
T. Rowe Price Government Reserve Fund, 5.36% (3)(4) 12,910,264 12,910
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 12,910
Total Securities Lending Collateral (Cost $12,910) 12,910
Total Investments in Securities  102.7%
(Cost $305,533) $ 346,495
Other Assets Less Liabilities (2.7)% (9,231)
Net Assets 100.0% $ 337,264
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at July 31, 2024.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
EUR Euro
GBP British Pound
USD U.S. Dollar

T. ROWE PRICE International Disciplined Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
5.36% $ — $ — $ 519++
Totals $ —# $ — $ 519+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
07/31/24
T. Rowe Price Government
Reserve Fund, 5.36% $ 7,200  ¤  ¤ $ 26,551
Total $ 26,551^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $519 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $26,551.

T. ROWE PRICE International Disciplined Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Disciplined Equity Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus. On February 5, 2024, the Board approved the reorganization of the T. Rowe Price Institutional International Disciplined Equity Fund (Acquired
fund) into the fund. The reorganization is anticipated to close on or around
September 13, 2024, and pursuant to which, the fund will acquire substantially all of the assets and liabilities of the Acquired fund in exchange for I Class shares of the fund.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE International Disciplined Equity Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from

T. ROWE PRICE International Disciplined Equity Fund

outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Disciplined Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on July 31,
2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F106-054Q3 07/24
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 310,868 $ — $ 310,868
Preferred Stocks — 9,076 — 9,076
Short-Term Investments 13,641 — — 13,641
Securities Lending Collateral 12,910 — — 12,910
Total $ 26,551 $ 319,944 $ — $ 346,495